Summary of Significant Accounting Policies and Organization - Schedule of Antidilutive Securities of Earnings Per Share (Details) (10-K) (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Warrant exercise price per share		$ 0.16	$ 0.001
Option exercise price	$ 0.1150	$ 0.1150